Cover	Nov. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39143
Entity Registrant Name	ALPINE INCOME PROPERTY TRUST, INC.
Entity Central Index Key	0001786117
Entity Tax Identification Number	84-2769895
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	369 N. New York Avenue
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	407
Local Phone Number	904-3324
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PINE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false